CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Metal sales	$ 3,455.1	$ 2,599.6
Cost of sales
Production cost of sales	1,805.7	1,218.3
Depreciation, depletion and amortization	784.0	695.7
Impairment charges and asset derecognition	350.0	144.5
Total cost of sales	2,939.7	2,058.5
Gross profit	515.4	541.1
Other operating expense	113.8	266.4
Exploration and business development	154.1	88.2
General and administrative	129.8	114.4
Operating earnings	117.7	72.1
Other income - net	64.4	83.6
Finance income	18.3	10.8
Finance expense	(93.7)	(82.2)
Earnings from continuing operations before tax	106.7	84.3
Income tax expense - net	(76.1)	(115.0)
Earnings (loss) from continuing operations after tax	30.6	(30.7)
(Loss) earnings from discontinued operations after tax	(636.3)	249.4
Net (loss) earnings	(605.7)	218.7
Net earnings (loss) from continuing operations attributable to:
Non-controlling interests	(1.3)	(0.8)
Common shareholders	31.9	(29.9)
Net (loss) earnings from discontinued operations attributable to:
Non-controlling interests	0.8	(1.7)
Common shareholders	(637.1)	251.1
Net (loss) earnings attributable to:
Non-controlling interests	(0.5)	(2.5)
Common shareholders	$ (605.2)	$ 221.2
Earnings (loss) per share from continuing operations attributable to common shareholders
Basic	$ 0.02	$ (0.02)
Diluted	0.02	(0.02)
(Loss) earnings per share from discontinued operations attributable to common shareholders
Basic	(0.50)	0.20
Diluted	(0.50)	0.20
(Loss) earnings per share attributable to common shareholders
Basic	(0.47)	0.18
Diluted	$ (0.47)	$ 0.17